Annual Total Returns[BarChart] - PGIM Core Bond Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.76%	7.40%	(2.34%)	1.90%	(0.28%)	3.26%	4.02%	(0.45%)	9.12%	8.37%